UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM13F

                           FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2008
						-----------------
Check here if Amendment [ ]; Amendment Number:
						--------
   This Amendment (Check only one.):  [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      JDN Capital Management, LP
           --------------------------
Address:   2420 Camino Ramon Suite 222
           --------------------------
           San Ramon, CA 94583
           --------------------------

           --------------------------

Form 13F File Number:  28- 11131
                           ---------------------

The institutional investment manager filing this report and the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  John Nguyen
       ----------------------------
Title: General Partner
       ----------------------------
Phone: 925-244-5990
       ----------------------------

Signature, Place, and Date of Signing

/s/ John Nguyen		        San Ramon, CA            November 10, 2008
---------------------     -------------------------      -----------------
     [Signature]                 [City, State]              [Date]
Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE (Check here if no holdings are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers (s).)

FORM13F SUMMARY


Report Summary:


Number of Other Included Managers:		 0
                                         -----------------

Form 13F Information Table Entry Total:  	133
					 -----------------

Form 13F Information Table Value Total:        81,759
					 -----------------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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column 1              		column 2 column 3     column 4  column 5               column 6    column 7     column 8
--------              		-------- --------     --------  --------               ----------  --------     --------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                       Investment  Other        Voting Authority
Name of Issuer        		Title of Cusip        Value     Shrs or  sh/  put/     Discretion  Managers     Sole    Shared None
                      		Class                 (x$1000)  prn amt  prn  call
------------------    		-------  -------      --------  -------  ---  ----     ----------  --------     ----    ----   ----


ACI Worldwide Inc	        com	 004498101    521	29710	 SH    	       SOLE	                29710	0      0
Adaptec Inc	                com	 00651F108    371	113162	 SH            SOLE		        113162	0      0
Advanced Micro Devices Inc	com	 007903107    273	52000	 SH            SOLE		        52000	0      0
Amicas Inc	                com	 001712108    807	332107	 SH            SOLE		        332107	0      0
Anadigics	                com	 032515108    622	221200	 SH            SOLE		        221200  0      0
Apple Computer Inc	        com	 037833100    455	4000	 SH            SOLE		        4000    0      0
Applied Matls Inc	        com	 038222105    605	40000	 SH            SOLE		        40000   0      0
Aspen Insurance Holdings Ltd	com	 G05384105    646	23500	 SH            SOLE		        23500   0      0
Avid Technolgy Inc	        com	 05367P100    212	8803	 SH            SOLE		        8803    0      0
Avnet Inc	                com	 053807103    1436	58300	 SH            SOLE		        58300   0      0
Axcelis Technologies Inc	com	 054540109    323	189864   SH            SOLE		        189864  0      0
Bank of America Corp	        com	 060505104    700	20000	 SH            SOLE		        20000   0      0
Bell Microproducts Inc	        com	 078137106    489	271694	 SH            SOLE		        271694  0      0
Borland Software Corp	        com	 099849101    292	190546	 SH            SOLE		        190546  0      0
CBRE Realty Finance Inc	        com	 12498B307    24	17425	 SH            SOLE		        17425   0      0
CRM Holdings Ltd	        com	 G2554P103    361	133733	 SH            SOLE		        133733  0      0
Cadence Design Systems Inc	com	 127387108    929	137393	 SH            SOLE		        137393  0      0
CalAmp Corp	                com	 128126109    291	220716 	 SH            SOLE		        220716  0      0
Cerion Tech	                com	 156916108    3	        10100	 SH            SOLE		        10100   0      0
Chemtura Corp	                com	 163893100    694	152100	 SH            SOLE		        152100  0      0
Chevron Corporation	        com	 166764100    2714	32900	 SH            SOLE		        32900   0      0
Cisco Sys Inc	                com	 17275R102    219	9700	 SH            SOLE		        9700    0      0
Cognex Corp	                com	 192422103    1291	64017	 SH            SOLE		        64017   0      0
Comcast Corp	                com	 20030N101    294	15000	 SH            SOLE		        15000   0      0
Commscope Inc	                com	 203372107    891	25726	 SH            SOLE		        25726   0      0
Community Health Sys Inc	com	 203668108    638	21760	 SH            SOLE		        21760   0      0
Conagra Foods Inc 	        com	 205887102    195	10000	 SH            SOLE		        10000   0      0
Cost Plus Inc	                com	 221485105    177	90600	 SH            SOLE		        90600   0      0
Cypress Semiconductor Corp	com	 232806109    201	38600	 SH            SOLE		        38600   0      0
DSP Group Inc 	                com	 23332B106    990	129360	 SH            SOLE		        129360  0      0
Dean Foods Co	                com	 242370104    1584	67800	 SH            SOLE		        67800   0      0
Delia's Inc	                com	 246911101    342	118430	 SH            SOLE		        118430  0      0
Dell Inc	                com	 247025109    618	37500	 SH            SOLE		        37500   0      0
Delsite Inc	                com	 24734R103    2	        10300	 SH            SOLE		        10300   0      0
Diamond Offshore Drilling Inc	com	 25271C102    515	5000	 SH            SOLE		        5000    0      0
E M C Corp Mass	                com	 268648102    492	41100	 SH            SOLE		        41100   0      0
Electro Scientific Inds	        com	 285229100    573	40279	 SH            SOLE		        40279   0      0
Emrise Corp	                com	 29246J101    49	136479	 SH            SOLE		        136479  0      0
Exar Corp	                com	 300645108    1191	155524	 SH            SOLE		        155524  0      0
Family Dlr Stores Inc	        com	 307000109    303	12800	 SH            SOLE		        12800   0      0
Federal Mogul Corp	        com	 313549404    630	50200	 SH            SOLE		        50200   0      0
Flextronics Intl Ltd	        com	 Y2573F102    1117	157701	 SH            SOLE		        157701  0      0
FormFactor Inc	                com	 346375108    436	25000	 SH            SOLE		        25000   0      0
Freeport-McMoran Copper & Go	com	 35671D857    284	5000	 SH            SOLE		        5000    0      0
Gevity HR Inc	                com	 374393106    339	46568	 SH            SOLE		        46568   0      0
Greenfield Online Inc	        com	 395150105    315	18079	 SH            SOLE		        18079   0      0
Grubb & Ellis Co	        com	 400095204    475	176000	 SH            SOLE		        176000  0      0
HMS Hldgs Corp	                com	 40425J101    300	12500	 SH            SOLE		        12500   0      0
Hot Topic Inc	                com	 441339108    999	151087	 SH            SOLE		        151087  0      0
Hutchinson Technologies Inc	com	 448407106    116	10000	 SH            SOLE		        10000   0      0
ICT Group Inc	                com	 44929Y101    400	49639	 SH            SOLE		        49639   0      0
Imation Corp	                com	 45245A107    1010	44706	 SH            SOLE		        44706   0      0
Ingram Micro	                com	 457153104    1364	84855	 SH            SOLE		        84855   0      0
Intel Corp	                com	 458140100    1964	104850	 SH            SOLE		        104850  0      0
Intersil Corp	                com	 46069S109    415	25000	 SH            SOLE		        25000   0      0
Itron Inc	                com	 465741106    301	3400	 SH            SOLE		        3400    0      0
JDS Uniphase Corp	        com	 46612J507    1052	124250	 SH            SOLE		        124250  0      0
Jabil Circuit Inc	        com	 466313103    980	102700	 SH            SOLE		        102700  0      0
Jumbo Sports	                com	 481386100    0	        20000	 SH            SOLE		        20000   0      0
Kforce Inc	                com	 493732101    233	22786	 SH            SOLE		        22786   0      0
LECG Corp	                com	 523234102    217	26908	 SH            SOLE		        26908   0      0
LeCroy Corp	                com	 52324W109    263	34166	 SH            SOLE		        34166   0      0
Legg Mason Inc	                com	 524901105    571	15000	 SH            SOLE		        15000   0      0
LifePoint Hospitals Inc 	com	 53219L109    1543	48000	 SH            SOLE		        48000   0      0
Liz Claiborne Inc	        com	 539320101    353	21500	 SH            SOLE		        21500   0      0
Mc Donalds	                com	 580135101    820	13284	 SH            SOLE		        13284   0      0
McCormick & Schmicks Seafd R	com	 579793100    664	68204	 SH            SOLE		        68204   0      0
Mediware Information Sys Inc	com	 584946107    234	41411	 SH            SOLE		        41411   0      0
Mentor Graphics Corp	        com	 587200106    1416	124760	 SH            SOLE		        124760  0      0
Mercer Ins Group Inc	        com	 587902107    473	28865	 SH            SOLE		        28865   0      0
Mercury Computer Sys	        com	 589378108    146	16400	 SH            SOLE		        16400   0      0
Merix Corp	                com	 590049102    179	140000	 SH            SOLE		        140000  0      0
Meruelo Maddux Properties Inc 	com	 590473104    36	29214	 SH            SOLE		        29214   0      0
Montpelier Re Holdings Ltd	com	 G62185106    725	43900	 SH            SOLE		        43900   0      0
Motorola Inc	                com	 620076109    624	87400	 SH            SOLE		        87400   0      0
Myers Inds Inc	                com	 628464109    873	69250	 SH            SOLE		        69250   0      0
Mylan Inc	                com	 628530107    1250	109500	 SH            SOLE		        109500  0      0
NMS Communications Corp	        com	 629248105    287	585450	 SH            SOLE		        585450  0      0
Nautilus Inc	                com	 63910B102    463	101323	 SH            SOLE		        101323  0      0
Newport Corp	                com	 651824104    635	58923	 SH            SOLE		        58923   0      0
Nokia Corp	                com	 654902204    821	44000	 SH            SOLE		        44000   0      0
Nortel Networks Corp	        com	 656568102    29	13130	 SH            SOLE		        13130   0      0
Novatel Wireless Inc	        com	 66987M604    491	81034	 SH            SOLE		        81034   0      0
Novell Inc	                com	 670006105    692	134702	 SH            SOLE		        134702  0      0
Novellus Sys Inc	        com	 670008101    361	18400	 SH            SOLE		        18400   0      0
OM Group Inc	                com	 670872100    819	36400	 SH            SOLE		        36400   0      0
Office Depot Inc	        com	 676220106    495	85000	 SH            SOLE		        85000   0      0
On-Assignment Inc	        com	 682159108    1447	183597	 SH            SOLE		        183597  0      0
Pacific Sunwear Calif Inc	com	 694873100    818	121586	 SH            SOLE		        121586  0      0
Pantry Inc	                com	 698657103    737	34800	 SH            SOLE		        34800   0      0
PeopleSupport Inc	        com	 712714302    412	35249	 SH            SOLE		        35249   0      0
Pfizer Inc	                com	 717081103    363	19700	 SH            SOLE		        19700   0      0
Photronics Inc	                com	 719405102    350	185962	 SH            SOLE		        185962  0      0
Pilgrims Pride Corp	        com	 721467108    159	64000	 SH            SOLE		        64000   0      0
Plantronics Inc	                com	 727493108    676	30000	 SH            SOLE		        30000   0      0
Powerwave Technologies Inc	com	 739363109    1449	365800	 SH            SOLE		        365800  0      0
Presstek Inc 	                com	 741113104    151	26776	 SH            SOLE		        26776   0      0
Pride Intl Inc Del	        com	 74153Q102    329	11100	 SH            SOLE		        11100   0      0
Quiksilver Inc	                com	 74838C106    831	144700	 SH            SOLE		        144700  0      0
RF MicroDevices Inc	        com	 749941100    418	143281	 SH            SOLE		        143281  0      0
RTI Biologics Inc	        com	 74975N105    120	12800	 SH            SOLE		        12800   0      0
Rackable Systems Inc	        com	 750077109    163	16635	 SH            SOLE		        16635   0      0
Radisys Corp	                com	 750459109    667	77584	 SH            SOLE		        77584   0      0
Ruby Tuesday Inc	        com	 781182100    475	82100	 SH            SOLE		        82100   0      0
SAIA Inc	                com	 81111T102    433	32600	 SH            SOLE		        32600   0      0
SLM Corp	                com	 78442P106    679	55000	 SH            SOLE		        55000   0      0
Safeway Inc	                com	 786514208    1191	50200	 SH            SOLE		        50200   0      0
Sara Lee Corp	                com	 803111103    1488	117783	 SH            SOLE		        117783  0      0
Sentry Technology	        com 	 81731K101    2	        45100	 SH            SOLE		        45100   0      0
Smurfit-Stone Container Corp	com	 832727101    626	133114	 SH            SOLE		        133114  0      0
Southwest Airls Co	        com	 844741108    1349	93000	 SH            SOLE		        93000   0      0
StarTek Inc	                com	 85569C107    250	38958	 SH            SOLE		        38958   0      0
Starbucks Corp 	                com	 855244109    892	60000	 SH            SOLE		        60000   0      0
Sun Microsystems Inc	        com	 866810104    1149	151150 	 SH            SOLE		        151150  0      0
Sunpower Corp Cl B	        com	 867652307    731	10586	 SH            SOLE		        10586   0      0
Symmetricom Inc	                com	 871543104    618	124394	 SH            SOLE		        124394  0      0
Synopsys Inc	                com	 871607107    1225	61392	 SH            SOLE		        61392   0      0
TII Network Technologies Inc	com	 872479209    16	15000	 SH            SOLE		        15000   0      0
Theragenics Corp	        com	 883375107    1049	336200	 SH            SOLE		        336200  0      0
Thomas Weisel Partners Group Inccom	 884481102    977	115845	 SH            SOLE		        115845  0      0
Time Warner Inc	                com	 887317105    965	73600	 SH            SOLE		        73600   0      0
Transocean Inc	                com	 G90073100    384	3497	 SH            SOLE		        3497    0      0
Tuesday Morning Corp	        com	 899035505    48	11671	 SH            SOLE		        11671   0      0
UCBH Holdings Inc	        com	 90262T308    435	67919	 SH            SOLE		        67919   0      0
United Parcel Service Inc	com	 911312106    692	11000	 SH            SOLE		        11000   0      0
Urologix Inc	                com	 917273104    151	124928	 SH            SOLE		        124928  0      0
Vignette Corp	                com	 926734104    1064	99054	 SH            SOLE		        99054   0      0
Vishay Intertechnology Inc	com	 928298108    1055	159400	 SH            SOLE		        159400  0      0
Wabash National Corp	        com	 929566107    529	56000	 SH            SOLE		        56000   0      0
Waste Mgmt Inc	                com	 94106L109    1146	36400	 SH            SOLE		        36400   0      0
X-Rite Inc	                com	 983857103    70	19808	 SH            SOLE		        19808   0      0
YRC Worldwide Inc	        com	 984249102    664	55500	 SH            SOLE		        55500   0      0
Zoran Cop	                com	 98975F101    773	94707	 SH            SOLE		        94707   0      0



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